STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010		$ 4,292	$ 103	$ 31,363	$ (1,175)	$ (25,999)
Balance, shares at Dec. 31, 2010			9,400,638
Exercise of Warrants and stock options		62	1	61
Exercise of Warrants and stock options, shares			47,920
Issuance of Ordinary shares and Warrants, net (Note 10b)	[1]	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net (Note 10b), shares	[1]		1,425,000
Change in foreign currency translation adjustments, net	[2]	(275)			(275)
Net profit (loss)		2,350				2,350
Stock-based compensation expenses		214		214
Balance at Dec. 31, 2011		9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011			10,873,558
Exercise of Warrants and stock options		764	5	759
Exercise of Warrants and stock options, shares			518,200
Issuance of Ordinary shares in conjunction with consulting services (Note 10e)		813	3	810
Issuance of Ordinary shares in conjunction with consulting services (Note 10e), shares			250,000
Change in foreign currency translation adjustments, net	[2]	(80)			(80)
Net profit (loss)		3,843				3,843
Stock-based compensation expenses		346		346
Balance at Dec. 31, 2012		14,826	129	36,033	(1,530)	(19,806)
Balance, shares at Dec. 31, 2012		11,641,758	11,641,758
Exercise of Warrants and stock options		729	4	725
Exercise of Warrants and stock options, shares		456,959	446,291
Change in foreign currency translation adjustments, net	[2]	(10)			(10)
Net profit (loss)		(187)				(187)
Stock-based compensation expenses		356		356
Balance at Dec. 31, 2013		$ 15,714	$ 133	$ 37,114	$ (1,540)	$ (19,993)
Balance, shares at Dec. 31, 2013		12,088,049	12,088,049

[1]	Net of issuance expenses in the amount of $ 353
[2]	As of December 31, 2011, 2012 and 2013 includes only foreign currency translation adjustments balances.